Provisions - Reconciliation of the fair value of plan assets (Details) € in Thousands	8 Months Ended
Dec. 31, 2022 EUR (€)
Biotest defined benefit plans
Reconciliation of the net present value of the defined benefit obligation
Ending balance	€ (85,815)
Biotest defined benefit pension plans
Reconciliation of the net present value of the defined benefit obligation
Ending balance	(76,223)
Biotest defined benefit plans, similar obligations
Reconciliation of the net present value of the defined benefit obligation
Ending balance	(9,592)
Fair value of plan assets
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	4,560
Interest expense	50
Income recognised in the consolidated statement of income	50
Return on plan assets (excluding amounts included in net interest expenses)	(755)
Revaluation recognised directly in other comprehensive income	(755)
Contribution by the employer	1,821
Ending balance	€ 5,676